Note 24 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Balance		$ 124,717	[1]	$ 78,808		$ 69,211
Shares issued - share-based payment - employees		216		963		14
Shares issued - options exercised		30
Balance		$ 158,043		$ 124,717	[1]	78,808
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued, beginning of period (in shares)		10,763,041		10,603,153
Balance		$ 56,065		$ 55,102		55,102
Shares issued - share-based payment - employees (in shares)		25,553		159,888
Shares issued - share-based payment - employees		$ 216		$ 963
Shares issued - options exercised (in shares)		5,000
Shares issued - options exercised		$ 30
Shares issued- equity raise (in shares)	[2]	597,963
Shares issued- equity raise	[2]	$ 12,538
Shares issued- Blanket shares purchased from Fremiro (note 6) (in shares)		727,266
Shares issued- Blanket shares purchased from Fremiro (note 6)		$ 5,847
Number of fully paid shares issued, end of period (in shares)		12,118,823		10,763,041		10,603,153
Balance		$ 74,696		$ 56,065		$ 55,102

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[2]	The Company raised equity for the construction of the solar plant by way of an At The Market ("ATM") equity offer on the NYSE American. Gross proceeds of $13,000 were raised pursuant to the ATM sales agreement with Cantor Fitzgerald & Co. at a transaction cost of $462.